Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	39,550	225	39,775	—	46,172	449	46,621
Securities	21,535	7,599	81	29,215	20,865	8,704	555	30,124
Derivatives	—	165,441	1,082	166,523	—	148,800	1,229	150,029
Other financial assets
Loans	—	185	168	353	—	307	58	365
Securities	35,972	8,850	167	44,989	41,044	8,326	263	49,633
Total financial assets held at fair value	57,507	221,625	1,723	280,855	61,909	212,309	2,554	276,772

Liabilities
Trading liabilities
Deposits	—	44,062	7	44,069	—	50,944	56	51,000
Debt securities in issue	—	1,408	—	1,408	—	1,703	59	1,762
Short positions	19,045	7,734	—	26,779	15,565	5,622	—	21,187
Derivatives	—	159,818	887	160,705	—	145,818	1,061	146,879
Other financial liabilities
Debt securities in issue	—	1,607	—	1,607	—	2,117	141	2,258
Other deposits	—	796	—	796	—	—	—	—
Subordinated liabilities	—	793	—	793	—	724	—	724
Total financial liabilities held at fair value	19,045	216,218	894	236,157	15,565	206,928	1,317	223,810

Notes:

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred. There were no significant transfers between level 1 and level 2.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

(3)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Schedule of financial instruments valuation adjustments

	2020	2019
Adjustment	£m	£m
Funding – FVA	140	244
Credit – CVA	390	386
Bid – Offer	148	165
Product and deal specific	172	238
	850	1,033

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2020		2019
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	105	—	101
	Discount cash flow	Credit spreads	bps	69	119	53	101
	Discount cash flow	Discount margin	bps	51	226	—	—

Debt securities	Price-based	Price	%	—	232	—	246

Equity Shares	Price-based	Price	GBP	—	27,737	—	25,914
	Market comparables	Price	%	—	80	—	80
	Discount cash flow	Discount margin	%	7	9	6	9
	Net asset valuation	Net asset value	%	80	120	80	120

Trading liabilities and Other financial liabilities
Deposits	Price-based	Price	%	—	100	—	98
	Yield analysis	Day count	Number	—	—	65	95

Debt securities in issue	Price-based	Price	CCY	—	—	44 JPY	146 EUR

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	2	500	6	500
		Correlation	%	(50)	95	(50)	80
		Volatility	%	27	80	27	80
		Upfront points	%	—	100	—	99
		Recovery rate	%	10	40	10	40

Interest rate & FX	Option pricing	Correlation	%	(50)	100	(50)	99
derivatives		Volatility	%	17	60	19	70
		Constant Prepayment Rate	%	2	18	2	15
		Mean Reversion	%	—	92	—	92
		Basis volatility	bps	15	21	—	—
		Inflation volatility	%	1	2	1	2
		Inflation rate	%	1	2	1	2

Equity derivatives	Option pricing	Correlation	%	(53)	87	(53)	87

Notes:

(1)

The table above presents the range of values for significant inputs used in the valuation of level 3 assets and liabilities. The range represents the highest and lowest values of the input parameters and therefore is not a measure of parameter uncertainty. Movements in the underlying input may have a favourable or unfavourable impact on the valuation depending on the particular terms of the contract and the exposure. For example, an increase in the credit spread of a bond would be favourable for the issuer but unfavourable for the note holder. Whilst NatWest Group indicates where it considers that there are significant relationships between the inputs, their inter-relationships will be affected by macro economic factors including interest rates, foreign exchange rates or equity index levels.

(2)

Credit spreads and discount margins: credit spreads and margins express the return required over a benchmark rate or index to compensate for the credit risk associated with a cash instrument. A higher credit spread would indicate that the underlying instrument has more credit risk associated with it. Consequently, investors require a higher yield to compensate for the higher risk.

(3)

Price and yield: There may be a range of prices used to value an instrument that may be a direct comparison of one instrument or portfolio with another or, movements in a more liquid instrument may be used to indicate the movement in the value of a less liquid instrument. The comparison may also be indirect in that adjustments are made to the price to reflect differences between the pricing source and the instrument being valued.

(4)

Recovery rate: reflects market expectations about the return of principal for a debt instrument or other obligations after a credit event or on liquidation. Recovery rates tend to move conversely to credit spreads.

(5)

Valuation: for private equity investments, values may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(6)

Correlation: measures the degree by which two prices or other variables are observed to move together. If they move in the same direction there is positive correlation; if they move in opposite directions there is negative correlation. Correlations typically include relationships between: default probabilities of assets in a basket (a group of separate assets), exchange rates, interest rates and other financial variables.

(7)	Volatility: a measure of the tendency of a price to change with time.
(8)	Interest rate delta: these ranges represent the low/high marks on the relevant discounting curve.
(9)

Upfront points: where CDS contracts are standardised, the inherent spread of the trade may exceed the standard premium paid or received under the contract. Upfront points will compensate for the difference between the standard premium and the actual premium at the start of the contract.

(10)	Mean reversion: a measure of how much a rate reverts to its mean level.
(11)	Constant prepayment rate: the rate is used to reflect how fast a pool of assets pay down.
(12)	Day count: yield analysis on deposits are calculated using day count as an input, referring to the maturity of the deposit.
(13)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third party credit enhancement.

Schedule financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2020			2019
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	225	10	—	449	10	(10)
Securities	81	—	—	555	—	—
Derivatives	1,082	80	(80)	1,229	180	(180)
Other financial assets
Loans	168	20	(10)	58	—	—
Securities	167	30	(20)	263	80	(20)
	1,723	140	(110)	2,554	270	(210)

Liabilities
Trading liabilities
Deposits	7	—	—	56	—	—
Debt securities in issue	—	—	—	59	—	—
Derivatives	887	50	(40)	1,061	100	(90)
Other financial liabilities - debt securities in issue	—	—	—	141	10	(10)
	894	50	(40)	1,317	110	(100)

Schedule of movement in level 3 assets and liabilities

	2020				2019
	Trading	Other financial	Total	Total	Trading	Other financial	Total	Total
	assets (2)	assets (3)	assets	liabilities	assets (2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	2,233	321	2,554	1,317	2,657	643	3,300	1,957
Amounts recorded in the income statement (1)	127	(21)	106	(67)	(418)	(1)	(419)	162
Amounts recorded in the statement of comprehensive income	—	63	63	—	—	86	86	—
Level 3 transfers in	165	261	426	188	492	2	494	104
Level 3 transfers out	(139)	—	(139)	(368)	(857)	(59)	(916)	(588)
Issuances	—	—	—	—	—	—	—	46
Purchases	441	164	605	127	1,121	15	1,136	532
Settlements	(293)	(153)	(446)	(59)	(218)	(38)	(256)	(429)
Sales	(1,148)	(301)	(1,449)	(245)	(541)	(326)	(867)	(466)
Foreign exchange and other adjustments	2	1	3	1	(3)	(1)	(4)	(1)
At 31 December	1,388	335	1,723	894	2,233	321	2,554	1,317

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	129	(22)	107	(68)	(421)	8	(413)	110

Notes:

(1)

There were £194 million net gain on trading assets and liabilities (2019 - £596 million losses) recorded in income from trading activities. Net losses on other instruments of £21 million (2019 – £15 million gain) were recorded in other operating income and interest income as appropriate.

(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
2020	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	124.5	—	—	—	—	—
Settlement balances	2.3	—	—	—	—	—
Loans to banks	0.1	6.9	6.9	—	3.8	3.1
Loans to customers	—	360.5	359.2	—	25.2	334.0
Other financial assets - securities	—	9.8	10.1	5.9	1.2	3.0

Financial liabilities
Bank deposits	4.4	16.2	16.2	—	11.3	4.9
Customer deposits	371.7	60.0	60.1	—	10.1	50.0
Settlement balances	5.5	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	43.4	44.6	—	34.7	9.9
Subordinated liabilities	—	9.2	9.8	—	9.7	0.1
Notes in circulation	2.7	—	—	—	—	—

2019
Financial assets
Cash and balances at central banks*	81.0	—	—	—	—	—
Settlement balances	4.4	—	—	—	—	—
Loans to banks*	—	7.6	7.6	—	4.3	3.3
Loans to customers	—	326.9	324.0	—	11.0	313.0
Other financial assets - securities	—	11.5	11.6	5.9	2.8	2.9

Financial liabilities
Bank deposits	4.1	16.4	16.5	—	12.2	4.3
Customer deposits	312.4	56.8	56.9	—	7.5	49.4
Settlement balances	4.1	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	43.0	43.7	—	38.5	5.2
Subordinated liabilities	—	9.3	10.0	—	9.9	0.1
Notes in circulation	2.1	—	—	—	—	—

*2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.